Provision In Lieu Of Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Provision In Lieu Of Income Taxes [Abstract]
Schedule Of Deferred Tax Assets and Liabilities

	At December 31,
	2019	2018

Deferred Tax Related Assets:
Employee benefit liabilities	$224	$234
Regulatory liabilities	51	55
Other	28	6
Total	303	295
Deferred Tax Related Liabilities:
Property, plant and equipment	1,851	1,651
Regulatory assets	272	245
Other	1	1
Total	2,124	1,897
Liability in lieu of deferred income taxes - net	$1,821	$1,602

Components Of Income Tax Provisions (Benefits)

	Year Ended December 31,
	2019	2018	2017

Reported in operating expenses:
Current:
U.S. federal	$69	$112	$(55)
State	22	21	20
Deferred:
U.S. federal	49	21	303
State	-	-	-
Amortization of investment tax credits	(2)	(2)	(2)
Total reported in operating expenses	138	152	266
Reported in other income and deductions:
Current:
U.S. federal	(21)	(32)	(5)
State	-	-	-
Deferred federal	6	(3)	6
Total reported in other income and deductions	(15)	(35)	1
Total provision in lieu of income taxes	$123	$117	$267

Schedule Of Income Tax Reconciliation

	Year Ended December 31,
	2019	2018	2017

Income before provision in lieu of income taxes	$774	$662	$686
Provision in lieu of income taxes at the U.S. federal statutory rate of 21% for 2019 and 2018 and 35% for 2017	$163	$139	$240
Amortization of investment tax credits – net of deferred tax effect	(2)	(2)	(2)
Amortization of excess deferred taxes	(52)	(18)	(1)
Impact of federal statutory rate change from 35% to 21%	-	-	21
Texas margin tax, net of federal tax benefit	17	17	13
Nontaxable gains on benefit plan investments	(2)	(1)	(4)
Other	(1)	(18)	-
Reported provision in lieu of income taxes	$123	$117	$267
Effective rate	15.9%	17.7%	38.9%